Segment Information (Sales By Major Product Group) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales:	$ 2,844.5	$ 2,810.9	$ 2,785.4
Consumables
Segment Reporting Information [Line Items]
Sales:	1,914.8	1,864.7	1,849.0
Equipment
Segment Reporting Information [Line Items]
Sales:	$ 929.7	$ 946.2	$ 936.4